UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:        Westchester Capital Management, Inc.
             ------------------------------------
Address:     100 Summit Lake Drive
             ------------------------------------
             Valhalla, NY 10595
             ------------------------------------

Form 13F File Number:  28-04764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Frederick W. Green
             ------------------------------------
Title:       President
             ------------------------------------
Phone:       914-741-5600
             ------------------------------------

Signature, Place, and Date of Signing:

   /s/ Frederick W. Green                    Valhalla, New York         11/15/10
----------------------------------      ---------------------------     --------
         [Signature]                            [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     130

Form 13F Information Table Value Total:     $2,568,048 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.    FORM 13F FILE NUMBER           NAME
---    --------------------           ----
1      28-11493                       Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
September 30, 2010

                                TITLE OF                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS               CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------    ------------------  --------   -------- ---------- ---  ----- ----------  --------  ---- ------ ----
ADC Telecommunications, Inc.        COM NEW         000886309   86,155   6,799,957  SH        (a) Sole              Sole
ADC Telecommunications, Inc.        COM NEW         000886309    1,922     151,700  SH        (b) Other   1         Sole
AT&T Inc.                             COM           00206R102    1,859      65,000  SH        (a) Sole              Sole
AT&T Inc.                             COM           00206R102    1,859         650  SH   PUT  (a) Sole              Sole
Advanced Micro Devices Inc.      NOTE 5.75% 8/1     007903AN7      532     520,000  PRN       (a) Sole              Sole
AirTran Holdings, Inc.                COM           00949P108   34,174   4,649,500  SH        (a) Sole              Sole
AirTran Holdings, Inc.                COM           00949P108      739     100,500  SH        (b) Other   1         Sole
Airgas, Inc.                          COM           009363102   98,042   1,442,861  SH        (a) Sole              Sole
Airgas, Inc.                          COM           009363102    2,378      35,000  SH        (b) Other   1         Sole
Alberto-Culver Company                COM           013078100   43,641   1,159,119  SH        (a) Sole              Sole
Alberto-Culver Company                COM           013078100      945      25,100  SH        (b) Other   1         Sole
Alcon Inc. ADR                      COM SHS         H01301102  118,940     713,113  SH        (a) Sole              Sole
Alcon Inc. ADR                      COM SHS         H01301102    3,300      19,788  SH        (b) Other   1         Sole
Allegheny Energy Inc.                 COM           017361106   99,679   4,065,200  SH        (a) Sole              Sole
Allegheny Energy Inc.                 COM           017361106    2,447      99,800  SH        (b) Other   1         Sole
AmeriCredit Corp.                     COM           03060R101   70,393   2,877,882  SH        (a) Sole              Sole
AmeriCredit Corp.                     COM           03060R101    1,536      62,800  SH        (b) Other   1         Sole
American Electric Power Co.
  Inc.                                COM           025537101    1,456      40,200  SH        (a) Sole              Sole
American Electric Power Co.
  Inc.                                COM           025537101    1,456         402  SH   PUT  (a) Sole              Sole
ArcSight, Inc.                        COM           039666102   34,748     797,699  SH        (a) Sole              Sole
ArcSight, Inc.                        COM           039666102    1,189      27,300  SH        (b) Other   1         Sole
Blackstone Group LP               COM UNIT LTD      09253U108    9,212       7,259  SH   PUT  (a) Sole              Sole
Blackstone Group LP               COM UNIT LTD      09253U108      744         586  SH   PUT  (b) Other   1         Sole
Bowne & Co. Inc.                      COM           103043105   28,648   2,528,500  SH        (a) Sole              Sole
Bowne & Co. Inc.                      COM           103043105    1,374     121,300  SH        (b) Other   1         Sole
Burger King Holdings, Inc.            COM           121208201      850      35,600  SH        (a) Sole              Sole
Burger King Holdings, Inc.            COM           121208201      732      30,661  SH        (b) Other   1         Sole
California Pizza Kitchen, Inc.        COM           13054D109    4,875     285,777  SH        (a) Sole              Sole
California Pizza Kitchen, Inc.        COM           13054D109      178      10,460  SH        (b) Other   1         Sole
Casey's General Stores, Inc.          COM           147528103    6,451     154,508  SH        (a) Sole              Sole
Casey's General Stores, Inc.          COM           147528103      372       8,920  SH        (b) Other   1         Sole
CenturyLink, Inc.                     COM           156700106      256       6,500  SH        (a) Sole              Sole
Citigroup Inc.                        COM           172967101    1,365     350,000  SH        (a) Sole              Sole
Coca-Cola Enterprises Inc.            COM           191219104   16,411     529,400  SH        (a) Sole              Sole
Coca-Cola Enterprises Inc.            COM           191219104      329      10,600  SH        (b) Other   1         Sole
Cogent, Inc.                          COM           19239Y108    5,906     555,100  SH        (a) Sole              Sole
Cogent, Inc.                          COM           19239Y108      695      65,300  SH        (b) Other   1         Sole
Comcast Corporation New             CL A SPL        20030N200   35,706   2,099,100  SH        (a) Sole              Sole
Comcast Corporation New             CL A SPL        20030N200    1,476      86,800  SH        (b) Other   1         Sole
Dollar Thrifty Automotive
  Group, Inc.                         COM           256743105   99,116   1,976,780  SH        (a) Sole              Sole
Dollar Thrifty Automotive
  Group, Inc.                         COM           256743105    2,462      49,111  SH        (b) Other   1         Sole
EMC Corp. Mass                        COM           268648102    5,955     293,200  SH        (a) Sole              Sole
EMC Corp. Mass                        COM           268648102      138       6,800  SH        (b) Other   1         Sole
Fomento Economico Mexicano SAB
  de CV                          SPON ADR UNITS     344419106    6,924     136,485  SH        (a) Sole              Sole
Fomento Economico Mexicano SAB
  de CV                          SPON ADR UNITS     344419106      224       4,417  SH        (b) Other   1         Sole
Frontier Communications
  Corporation                         COM           35906A108      118      14,402  SH        (a) Sole              Sole
GLG Partners Inc.                     COM           37929X107   34,851   7,744,700  SH        (a) Sole              Sole
GLG Partners Inc.                     COM           37929X107    1,155     256,700  SH        (b) Other   1         Sole
Genzyme Corporation                   COM           372917104   95,404   1,347,702  SH        (a) Sole              Sole
Genzyme Corporation                   COM           372917104    3,094      43,700  SH        (b) Other   1         Sole
Halliburton Company                   COM           406216101    5,785     174,917  SH        (a) Sole              Sole
Halliburton Company                   COM           406216101      406      12,269  SH        (b) Other   1         Sole
Hertz Global Holdings, Inc.           COM           42805T105    9,591     905,700  SH        (a) Sole              Sole
Hertz Global Holdings, Inc.           COM           42805T105      178      16,800  SH        (b) Other   1         Sole
Hewitt Associates, Inc.               COM           42822Q100   66,623   1,321,100  SH        (a) Sole              Sole
Hewitt Associates, Inc.               COM           42822Q100    1,457      28,900  SH        (b) Other   1         Sole
Huntsman Corporation                  COM           447011107   36,722   3,176,658  SH        (a) Sole              Sole
Huntsman Corporation                  COM           447011107    1,273     110,100  SH        (b) Other   1         Sole
iShares Tr                       NASDQ BIO INDX     464287556    5,744         666  SH   PUT  (a) Sole              Sole
iShares Tr                       NASDQ BIO INDX     464287556      181          21  SH   PUT  (b) Other   1         Sole
iShares Inc.                       MSCI SPAIN       464286764      610         150  SH   PUT  (a) Sole              Sole
iShares Inc.                    MSCI MEX INVEST     464286822    3,752         780  SH   PUT  (a) Sole              Sole
iShares Inc.                    MSCI MEX INVEST     464286822      207          39  SH   PUT  (b) Other   1         Sole
iShares Inc.                    MSCI MEX INVEST     464286822        8         150  SH        (a) Sole              Sole
iShares Inc.                    MSCI MEX INVEST     464286822        3          50  SH        (b) Other   1         Sole
KKR  & Co. lp Del                  COM UNITS        48248M102   12,404   1,170,234  SH        (a) Sole              Sole
KKR  & Co. lp Del                  COM UNITS        48248M102      710      66,940  SH        (b) Other   1         Sole
Kinross Gold Corporation           COM NO PAR       496902404   89,059   4,747,793  SH        (a) Sole              Sole
Kinross Gold Corporation           COM NO PAR       496902404    2,708     144,373  SH        (b) Other   1         Sole
L-1 Identity Solutions, Inc.          COM           50212A106    1,613     137,548  SH        (a) Sole              Sole
L-1 Identity Solutions, Inc.          COM           50212A106      255      21,700  SH        (b) Other   1         Sole
Liberty Acquisition Holdings
  Corp.                               COM           53015Y107   14,462   1,405,400  SH        (a) Sole              Sole
Liberty Acquisition Holdings
  Corp.                               COM           53015Y107    1,575     153,100  SH        (b) Other   1         Sole
Liberty Media Corp. New          INT COM SER A      53071M104    4,241     309,300  SH        (a) Sole              Sole
Liberty Media Corp. New          INT COM SER A      53071M104      100       7,300  SH        (b) Other   1         Sole
Mariner Energy, Inc.                  COM           56845T305   25,753   1,062,868  SH        (a) Sole              Sole
Mariner Energy, Inc.                  COM           56845T305      449      18,519  SH        (b) Other   1         Sole
Market Vectors ETF TR            GBL ALTER ENRG     57060U407      476      23,100  SH        (a) Sole              Sole
Market Vectors ETF TR            GBL ALTER ENRG     57060U407       39       1,900  SH        (b) Other   1         Sole
Market Vectors ETF TR            GBL ALTER ENRG     57060U407    7,112       3,449  SH   PUT  (a) Sole              Sole
Market Vectors ETF TR            GBL ALTER ENRG     57060U407      606         294  SH   PUT  (b) Other   1         Sole
Market Vectors ETF TR               COAL ETF        57060U837    5,444       1,456  SH   PUT  (a) Sole              Sole
Market Vectors ETF TR               COAL ETF        57060U837      165          44  SH   PUT  (b) Other   1         Sole
McAfee Inc.                           COM           579064106  200,529   4,243,095  SH        (a) Sole              Sole
McAfee Inc.                           COM           579064106    5,019     106,200  SH        (b) Other   1         Sole
Mirant Corporation                    COM           60467R100    3,615     362,920  SH        (a) Sole              Sole
Mirant Corporation                    COM           60467R100      203      20,400  SH        (b) Other   1         Sole
Motorola, Inc.                        COM           620076109   23,254   2,726,100  SH        (a) Sole              Sole
Motorola, Inc.                        COM           620076109      679      79,600  SH        (b) Other   1         Sole
NBTY Inc.                             COM           628782104   78,506   1,427,900  SH        (a) Sole              Sole
NBTY Inc.                             COM           628782104    2,051      37,300  SH        (b) Other   1         Sole
Netezza Corporation                   COM           64111N101   20,307     753,500  SH        (a) Sole              Sole
Netezza Corporation                   COM           64111N101      432      16,048  SH        (b) Other   1         Sole
News Corporation                      CL A          65248E104   11,980     917,300  SH        (a) Sole              Sole
News Corporation                      CL A          65248E104      303      23,200  SH        (b) Other   1         Sole
Pactiv Corporation                    COM           695257105  158,361   4,801,721  SH        (a) Sole              Sole
Pactiv Corporation                    COM           695257105    3,937     119,380  SH        (b) Other   1         Sole
Pfizer Inc.                           COM           717081103    1,717     100,000  SH        (a) Sole              Sole
Pfizer Inc.                           COM           717081103    1,717       1,000  SH   PUT  (a) Sole              Sole
Potash Corporation of
  Saskatchewan                        COM           73755L107  235,938   1,638,000  SH        (a) Sole              Sole
Potash Corporation of
  Saskatchewan                        COM           73755L107    5,099      35,400  SH        (b) Other   1         Sole
Powershares Global ETF Fd        S&P 500 BUYWRT     73936G308    1,418      66,956  SH        (a) Sole              Sole
Psychiatric Solutions, Inc.           COM           74439H108  100,015   2,981,061  SH        (a) Sole              Sole
Psychiatric Solutions, Inc.           COM           74439H108    2,267      67,570  SH        (b) Other   1         Sole
Qwest Communications
  International Inc.                  COM           749121109  172,332  27,485,200  SH        (a) Sole              Sole
Qwest Communications
  International Inc.                  COM           749121109    3,691     588,600  SH        (b) Other   1         Sole
Rio Tinto plc                    SPONSORED ADR      767204100   19,209     327,071  SH        (a) Sole              Sole
Rio Tinto plc                    SPONSORED ADR      767204100    1,116      19,000  SH        (b) Other   1         Sole
SLM Corporation                       COM           78442P106   35,676   3,088,800  SH        (a) Sole              Sole
SLM Corporation                       COM           78442P106    1,862     161,200  SH        (b) Other   1         Sole
SPDR S&P 500 ETF Tr                 TR UNIT         78462F103  110,706       9,700  SH   PUT  (a) Sole              Sole
SPDR S&P 500 ETF Tr                 TR UNIT         78462F103    3,424         300  SH   PUT  (b) Other   1         Sole
SandRidge Energy Inc.                 COM           80007P307        0           1  SH        (a) Sole              Sole
Select Sector SPDR Tr            SBI MATERIALS      81369Y100    7,349       2,242  SH   PUT  (a) Sole              Sole
Select Sector SPDR Tr            SBI MATERIALS      81369Y100      800         244  SH   PUT  (b) Other   1         Sole
SunPower Corp.                      COM CL B        867652307   18,056   1,302,768  SH        (a) Sole              Sole
SunPower Corp.                      COM CL B        867652307      903      65,120  SH        (b) Other   1         Sole
Talecris Biotherapeutics
  Holdings Corp.                      COM           874227101    9,532     416,591  SH        (a) Sole              Sole
Talecris Biotherapeutics
  Holdings Corp.                      COM           874227101      162       7,100  SH        (b) Other   1         Sole
Tomkins plc                      SPONSORED ADR      890030208      592      29,000  SH        (a) Sole              Sole
Transocean Inc.                 NOTE 1.625% 12/1    893830AU3      997   1,000,000  PRN       (a) Sole              Sole
Valeant Pharmaceuticals
  International                       COM           91911K102   26,623   1,062,806  SH        (a) Sole              Sole
Valeant Pharmaceuticals
  International                       COM           91911K102    1,413      56,400  SH        (b) Other   1         Sole
Verizon Communications Inc.           COM           92343V104    3,846     118,000  SH        (a) Sole              Sole
Verizon Communications Inc.           COM           92343V104    1,890         580  SH   PUT  (a) Sole              Sole
Verizon Communications Inc.           COM           92343V104    1,955         600  SH   PUT  (a) Sole              Sole
WuXi PharmaTech (Cayman) Inc.    SPONS ADR SHS      929352102    1,341      78,162  SH        (a) Sole              Sole
WuXi PharmaTech (Cayman) Inc.    SPONS ADR SHS      929352102       67       3,900  SH        (b) Other   1         Sole
ZymoGenetics, Inc.                    COM           98985T109   14,163   1,452,644  SH        (a) Sole              Sole
ZymoGenetics, Inc.                    COM           98985T109      875      89,700  SH        (b) Other   1         Sole

Total                                                        2,568,048